Advances from Shareholders and Related Parties (Details Narrative) (10Q) - CAD	Jun. 30, 2016	May 04, 2016	Mar. 31, 2016	Sep. 02, 2015	May 06, 2015	Mar. 31, 2015
Advances From Shareholders And Related Parties
Advances from shareholders	CAD 435,120		CAD 383,990			CAD 367,267
Advances from related party debt percent	20.00%	30.00%	20.00%	12.00%	12.00%